                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07245

                       Morgan Stanley Balanced Growth Fund
               (Exact name of registrant as specified in charter)

   1221 Avenue of the Americas, New York, New York            10020
       (Address of principal executive offices)             (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: January 31, 2006

Date of reporting period: April 30, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY BALANCED GROWTH FUND
PORTFOLIO OF INVESTMENT APRIL 30, 2005 (UNAUDITED)



NUMBER OF
  SHARES                                                                                     VALUE
-----------                                                                             -------------------

                      COMMON STOCKS (65.8%)
                      Aerospace & Defense (1.5%)
  27,930              Northrop Grumman Corp.                                                    $1,531,681
  35,800              Raytheon Co.                                                               1,346,438
                                                                                        -------------------
                                                                                                 2,878,119
                                                                                        -------------------
                      Beverages: Non-Alcoholic (1.0%)
  46,700              Coca-Cola Co. (The)                                                        2,028,648
                                                                                        -------------------

                      Biotechnology (0.6%)
  36,400              Chiron Corp.*                                                              1,243,060
                                                                                        -------------------

                      Broadcasting (1.3%)
  80,580              Clear Channel Communications, Inc.                                         2,573,725
                                                                                        -------------------

                      Chemicals: Major Diversified (2.9%)
 121,090              Bayer AG (ADR) (Germany)                                                   3,905,153
  38,260              Dow Chemical Co. (The)                                                     1,757,282
                                                                                        -------------------
                                                                                                 5,662,435
                                                                                        -------------------
                      Computer Processing Hardware (0.7%)
  72,300              Hewlett-Packard Co.                                                        1,479,981
                                                                                        -------------------

                      Department Stores (0.9%)
  36,900              Kohl's Corp.*                                                              1,756,440
                                                                                        -------------------

                      Discount Stores (1.9%)
  20,560              Target Corp.                                                                 953,984
  58,200              Wal-Mart Stores, Inc.                                                      2,743,548
                                                                                        -------------------
                                                                                                 3,697,532
                                                                                        -------------------
                      Electric Utilities (2.6%)
  31,800              American Electric Power Co., Inc.                                          1,119,996
  9,580               Consolidated Edison, Inc.                                                    414,622
  18,310              Entergy Corp.                                                              1,342,123
  22,000              Exelon Corp.                                                               1,089,000
  25,790              FirstEnergy Corp.                                                          1,122,381
                                                                                        -------------------
                                                                                                 5,088,122
                                                                                        -------------------
                      Finance/Rental/Leasing (1.2%)
  37,850              Freddie Mac                                                                2,328,532
                                                                                        -------------------

                      Financial Conglomerates (4.9%)
  69,820              Citigroup, Inc.                                                            3,278,747
 114,154              JPMorgan Chase & Co.                                                       4,051,325
  26,070              Prudential Financial, Inc.                                                 1,489,901
  19,800              State Street Corp.                                                           915,354
                                                                                        -------------------
                                                                                                 9,735,327
                                                                                        -------------------
                      Financial Publishing/Services (0.6%)
  33,880              Equifax, Inc.                                                              1,140,062
                                                                                        -------------------

                      Food: Major Diversified (1.4%)
  30,660              Kraft Foods Inc. (Class A)                                                   993,691
  29,000              Unilever N.V. (NY Registered Shares) (Netherlands)                         1,868,470
                                                                                        -------------------
                                                                                                 2,862,161
                                                                                        -------------------
                      Food: Specialty/Candy (0.7%)
  34,100              Cadbury Schweppes PLC (ADR) (United Kingdom)                               1,386,165
                                                                                        -------------------

                      Hotels/Resorts/Cruiselines (0.3%)
  10,740              Marriott International, Inc. (Class A)                                       673,935
                                                                                        -------------------

                      Household/Personal Care (0.8%)
  24,270              Kimberly-Clark Corp.                                                       1,515,662
                                                                                        -------------------

                      Industrial Conglomerates (2.1%)
  83,100              General Electric Co.                                                       3,008,220
  14,340              Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)                                1,102,316
                                                                                        -------------------
                                                                                                 4,110,536
                                                                                        -------------------
                      Industrial Machinery (0.4%)
  13,940              Parker Hannifin Corp.                                                        835,564
                                                                                        -------------------

                      Information Technology Services (0.4%)
  10,720              International Business Machines Corp.                                        818,794
                                                                                        -------------------

                      Integrated Oil (5.4%)
  50,160              BP PLC (ADR) (United Kingdom)                                              3,054,744
  21,070              ConocoPhillips                                                             2,209,190
  43,530              Exxon Mobil Corp.                                                          2,482,516
  50,860              Royal Dutch Petroleum Co. (NY Registered Shares) (Netherlands)             2,962,595
                                                                                        -------------------
                                                                                                10,709,045
                                                                                        -------------------
                      Investment Banks/Brokers (3.5%)
  4,700               Goldman Sachs Group Inc. (The)                                               501,913
  24,840              Lehman Brothers Holdings Inc.                                              2,278,325
  50,910              Merrill Lynch & Co., Inc.                                                  2,745,576
 131,700              Schwab (Charles) Corp. (The)                                               1,363,095
                                                                                        -------------------
                                                                                                 6,888,909
                                                                                        -------------------
                      Life/Health Insurance (0.2%)
  35,600              Aegon N.V. (NY Registered Shares) (Netherlands)                              447,136
                                                                                        -------------------

                      Major Banks (1.5%)
  44,660              Bank of America Corp.                                                      2,011,486
  19,100              PNC Financial Services Group                                               1,016,693
                                                                                        -------------------
                                                                                                 3,028,179
                                                                                        -------------------
                      Major Telecommunications (2.2%)
  44,400              France Telecom S.A. (ADR) (France)                                         1,299,144
  48,520              Sprint Corp. (Fon Group)                                                   1,080,055
  54,980              Verizon Communications Inc.                                                1,968,284
                                                                                        -------------------
                                                                                                 4,347,483
                                                                                        -------------------
                      Managed Health Care (1.1%)
  23,700              CIGNA Corp.                                                                2,179,926
                                                                                        -------------------

                      Media Conglomerates (3.3%)
  83,930              Disney (Walt) Co. (The)                                                    2,215,752
 189,600              Time Warner, Inc.*                                                         3,187,176
  31,600              Viacom Inc. (Class B) (Non-Voting)                                         1,093,992
                                                                                        -------------------
                                                                                                 6,496,920
                                                                                        -------------------
                      Medical Specialties (1.1%)
  16,700              Applera Corp. - Applied Biosystems Group                                     354,040
  24,650              Bausch & Lomb, Inc.                                                        1,848,750
                                                                                        -------------------
                                                                                                 2,202,790
                                                                                        -------------------
                      Motor Vehicles (1.4%)
 116,440              Honda Motor Co., Ltd. (ADR) (Japan)                                        2,806,204
                                                                                        -------------------

                      Multi-Line Insurance (0.9%)
  23,030              Hartford Financial Services Group, Inc. (The)                              1,666,681
                                                                                        -------------------

                      Oil Refining/Marketing (0.9%)
  25,340              Valero Energy Corp.                                                        1,736,550
                                                                                        -------------------

                      Oilfield Services/Equipment (1.3%)
  37,510              Schlumberger Ltd. (Netherlands Antilles)                                   2,566,059
                                                                                        -------------------

                      Packaged Software (0.6%)
  59,100              Symantec Corp.*                                                            1,109,898
                                                                                        -------------------

                      Pharmaceuticals: Major (8.8%)
 162,920              Bristol-Myers Squibb Co.                                                   4,235,920
  24,700              GlaxoSmithKline PLC (ADR) (United Kingdom)                                 1,248,585
  34,700              Lilly (Eli) & Co.                                                          2,028,909
  48,960              Roche Holdings Ltd. (ADR) (Switzerland)                                    2,957,184
  36,700              Sanofi-Aventis (ADR) (France)                                              1,628,379
 148,880              Schering-Plough Corp.                                                      3,107,126
  46,390              Wyeth                                                                      2,084,767
                                                                                        -------------------
                                                                                                17,290,870
                                                                                        -------------------
                      Precious Metals (0.9%)
  44,530              Newmont Mining Corp.                                                       1,690,804
                                                                                        -------------------

                      Property - Casualty Insurers (2.2%)
  31,550              Chubb Corp. (The)                                                          2,580,159
  50,878              St. Paul Travelers Companies, Inc. (The)                                   1,821,432
                                                                                        -------------------
                                                                                                 4,401,591
                                                                                        -------------------
                      Railroads (0.6%)
  40,570              Norfolk Southern Corp.                                                     1,273,898
                                                                                        -------------------

                      Restaurants (0.3%)
  21,740              McDonald's Corp.                                                             637,199
                                                                                        -------------------

                      Semiconductors (1.3%)
  63,150              Intel Corp.                                                                1,485,288
 102,800              Micron Technology, Inc.*                                                     998,188
                                                                                        -------------------
                                                                                                 2,483,476
                                                                                        -------------------
                      Telecommunication Equipment (0.8%)
  96,950              Motorola, Inc.                                                             1,487,213
                                                                                        -------------------

                      Tobacco (0.8%)
  24,040              Altria Group, Inc.                                                         1,562,360
                                                                                        -------------------

                      Wireless Telecommunications (0.5%)
  36,200              Nextel Communications, Inc. (Class A)*                                     1,013,238
                                                                                        -------------------

                      TOTAL COMMON STOCKS
                        (Cost $107,039,426)                                                    129,841,229
                                                                                        -------------------




PRINCIPAL
AMOUNT IN                                                                       COUPON        MATURITY
THOUSANDS                                                                       RATE            DATE
---------                                                                   ------------    --------------

               CORPORATE BONDS (7.9%)
               Advertising/Marketing Services (0.1%)
   $55         WPP Finance Corp. (United Kingdom)                               5.875%        06/15/14                57,279
    50         WPP Finance Corp. - 144A** (United Kingdom)                      5.875         06/15/14                52,072
                                                                                                              ---------------
                                                                                                                     109,351
                                                                                                              ---------------
               Aerospace & Defense (0.2%)
   105         Northrop Grumman Corp.                                           4.079         11/16/06               105,000
   211         Systems 2001 Asset Trust LLC - 144A** (Cayman Islands)           6.664         09/15/13               230,833
                                                                                                              ---------------
                                                                                                                     335,833
                                                                                                              ---------------
               Air Freight/Couriers (0.0%)
    95         Fedex Corp.                                                      2.65          04/01/07                92,370
                                                                                                              ---------------

               Airlines (0.1%)
   117         America West Airlines, Inc. (Series 01-1)                        7.10          04/02/21               127,194
    75         Southwest Airlines Co. (Series 01-1)                             5.496         11/01/06                76,639
                                                                                                              ---------------
                                                                                                                     203,833
                                                                                                              ---------------
               Beverages: Alcoholic (0.1%)
   150         Miller Brewing Co. - 144A**                                      4.25          08/15/08               148,625
                                                                                                              ---------------

               Cable/Satellite TV (0.2%)
    20         Comcast Cable Communications Inc.                                6.75          01/30/11                21,978
    20         Comcast Corp.                                                    5.30          01/15/14                20,336
   120         Comcast Corp.                                                    6.50          01/15/15               132,348
    20         Comcast Corp.                                                    7.625         02/15/08                21,606
   125         Cox Communications, Inc. - 144A**                                4.625         01/15/10               123,277
    80         TCI Communications, Inc.                                         7.875         02/15/26               100,168
                                                                                                              ---------------
                                                                                                                     419,713
                                                                                                              ---------------
               Chemicals: Major Diversified (0.0%)
    70         ICI Wilmington Inc.                                              4.375         12/01/08                69,268
                                                                                                              ---------------

               Containers/Packaging (0.1%)
   145         Sealed Air Corp. - 144A**                                        5.625         07/15/13               147,846
                                                                                                              ---------------

               Drugstore Chains (0.2%)
   275         CVS Corp.                                                        5.625         03/15/06               279,105
    24         CVS Corp. - 144A**                                               6.204         10/10/25                26,095
                                                                                                              ---------------
                                                                                                                     305,200
                                                                                                              ---------------
               Electric Utilities (0.9%)
   135         Arizona Public Service Co.                                       5.80          06/30/14               143,070
    45         Arizona Public Service Co.                                       6.75          11/15/06                46,791
   130         Carolina Power & Light Co.                                       5.125         09/15/13               132,087
    20         CC Funding Trust I                                               6.90          02/16/07                20,890
    75         Cincinnati Gas & Electric Co.                                    5.70          09/15/12                79,008
    90         Consolidated Natural Gas Co.                                     5.00          12/01/14                89,807
    25         Consolidated Natural Gas Co. (Series A)                          5.00          03/01/14                25,002
   110         Consolidated Natural Gas Co. (Series C)                          6.25          11/01/11               119,265
    85         Consumers Energy Co.                                             4.80          02/17/09                85,694
    70         Detroit Edison Co. (The)                                         6.125         10/01/10                75,157
    75         Detroit Edison Co. (The) - 144A**                                4.80          02/15/15                74,257
    90         Entergy Gulf States, Inc.                                        3.31++        12/01/09                90,284
    55         Entergy Gulf States, Inc.                                        3.60          06/01/08                53,825
    80         Exelon Corp.                                                     6.75          05/01/11                87,917
   180         FPL Group Capital Inc.                                           3.25          04/11/06               179,188
    20         Ohio Edison Co.                                                  5.45          05/01/15                20,389
   145         Pacific Gas & Electric Co.                                       6.05          03/01/34               155,485
    30         Panhandle Eastern Pipe Line Co. (Series B)                       2.75          03/15/07                29,163
   100         Public Service Electric & Gas Co. (Series MTNB)                  5.00          01/01/13               101,724
    35         South Carolina Electric & Gas  Co.                               5.30          05/15/33                35,544
    20         Southern California Edison Co.                                   5.00          01/15/14                20,283
    65         Texas Eastern Transmission, LP                                   7.00          07/15/32                77,162
    55         Wisconsin Electric Power Co.                                     3.50          12/01/07                54,104
                                                                                                              ---------------
                                                                                                                   1,796,096
                                                                                                              ---------------
               Electrical Products (0.1%)
   125         Cooper Industries Inc.                                           5.25          07/01/07               127,643
                                                                                                              ---------------

               Finance/Rental/Leasing (0.9%)
   500         Associates Corp. of North America                                6.25          11/01/08               532,993
   100         CIT Group Inc.                                                   2.875         09/29/06                98,435
    50         CIT Group Inc.                                                   7.375         04/02/07                52,894
   210         Countrywide Home Loans, Inc. (Series MTN)                        3.25          05/21/08               202,934
    30         Ford Motor Credit Co.                                            7.375         10/28/09                28,887
   180         MBNA Corp.                                                       3.64 ++       05/05/08               180,047
   220         MBNA Corp.                                                       6.125         03/01/13               233,299
   115         Nationwide Building Society - 144A** (United Kingdom)            4.25          02/01/10               113,947
   105         SLM Corp.                                                        4.00          01/15/10               103,074
   160         SLM Corp. (Series MTNA)                                          5.00          10/01/13               161,173
                                                                                                              ---------------
                                                                                                                   1,707,683
                                                                                                              ---------------

               Financial Conglomerates (0.5%)
   180         Bank One Corp. (Series MTNA)                                     6.00          02/17/09               189,630
   170         Chase Manhattan Corp.                                            6.00          02/15/09               179,359
    10         Chase Manhattan Corp.                                            7.00          11/15/09                10,969
    70         Citicorp                                                         6.75          08/15/05                70,669
   100         General Electric Capital Corp.                                   4.25          12/01/10                99,139
   215         General Electric Capital Corp. (Series MTNA)                     6.75          03/15/32               257,447
    55         General Motors Acceptance Corp.                                  4.50          07/15/06                53,808
   220         General Motors Acceptance Corp.                                  6.875         09/15/11               192,984
                                                                                                              ---------------
                                                                                                                   1,054,005
                                                                                                              ---------------
               Food Retail (0.1%)
    90         Albertson's Inc.                                                 7.45          08/01/29                99,001
    85         Safeway Inc.                                                     7.25          02/01/31                94,104
                                                                                                              ---------------
                                                                                                                     193,105
                                                                                                              ---------------
               Food: Major Diversified (0.1%)
   120         Kraft Foods Inc.                                                 5.625         11/01/11               126,042
                                                                                                              ---------------

               Forest Products (0.0%)
    45         Weyerhaeuser Co.                                                 6.00          08/01/06                46,186
                                                                                                              ---------------

               Gas Distributors (0.1%)
    90         NiSource Finance Corp.                                           3.43 ++       11/23/09                90,629
   120         Ras Laffan Liquid Natural Gas Co. Ltd. - 144A** (Qatar)          8.294         03/15/14               140,425
    60         Sempra Energy                                                    4.621         05/17/07                60,288
                                                                                                              ---------------
                                                                                                                     291,342
                                                                                                              ---------------
               Home Furnishings (0.0%)
    75         Mohawk Industries, Inc. (Series D)                               7.20          04/15/12                85,085
                                                                                                              ---------------

               Hotels/Resorts/Cruiselines (0.2%)
   120         Hyatt Equities LLC - 144A**                                      6.875         06/15/07               124,233
   200         Marriott International, Inc. (Series E)                          7.00          01/15/08               213,196
                                                                                                              ---------------
                                                                                                                     337,429
                                                                                                              ---------------
               Household/Personal Care (0.1%)
   165         Clorox Co. (The) - 144A**                                        3.125++       12/14/07               165,317
                                                                                                              ---------------

               Industrial Conglomerates (0.1%)
   165         Hutchison Whampoa International Ltd. - 144A** (Cayman Islands)   6.50          02/13/13               177,216
    95         Textron Financial Corp.                                          4.125         03/03/08                94,931
                                                                                                              ---------------
                                                                                                                     272,147
                                                                                                              ---------------
               Insurance Brokers/Services (0.3%)
   355         Farmers Exchange Capital - 144A**                                7.05          07/15/28               376,157
   215         Marsh & McLennan Companies, Inc.                                 5.375         07/15/14               209,957
                                                                                                              ---------------
                                                                                                                     586,114
                                                                                                              ---------------
               Investment Banks/Brokers (0.2%)
    65         Goldman Sachs Group Inc. (The)                                   5.25          10/15/13                66,025
   115         Goldman Sachs Group Inc. (The)                                   6.60          01/15/12               126,593
   160         Goldman Sachs Group Inc. (The)                                   6.875         01/15/11               177,041
                                                                                                              ---------------
                                                                                                                     369,659
                                                                                                              ---------------
               Major Banks (0.1%)
    50         Bank of New York Co., Inc. (The)                                 5.20          07/01/07                51,029
   120         FleetBoston Financial Corp.                                      7.25          09/15/05               121,690
    65         HSBC Finance Corp.                                               6.75          05/15/11                72,016
                                                                                                              ---------------
                                                                                                                     244,735
                                                                                                              ---------------
               Major Telecommunications (0.5%)
   170         Deutsche Telekom International Finance Corp. (Netherlands)       8.75          06/15/30               228,483
   150         France Telecom S.A. (France)                                     8.75          03/01/31               203,693
    40         Sprint Capital Corp.                                             8.75          03/15/32                53,953
   125         Telecom Italia Capital SpA - 144A** (Luxembourg)                 4.00          01/15/10               120,878
    85         Telecom Italia Capital SpA (Luxembourg)                          4.00          11/15/08                83,270
   275         Verizon New England Inc.                                         6.50          09/15/11               297,570
                                                                                                              ---------------
                                                                                                                     987,847
                                                                                                              ---------------
               Managed Health Care (0.2%)
   260         Aetna, Inc.                                                      7.875         03/01/11               300,128
   100         WellPoint Health Networks Inc.                                   6.375         06/15/06               102,522
    30         WellPoint Inc. - 144A**                                          3.75          12/14/07                29,654
                                                                                                              ---------------
                                                                                                                     432,304
                                                                                                              ---------------
               Media Conglomerates (0.2%)
    80         Historic TW Inc.                                                 6.625         05/15/29                87,245
    20         News America Inc.                                                7.125         04/08/28                22,369
    80         News America Inc.                                                7.28          06/30/28                91,908
    60         News America Holdings, Inc.                                      7.75          02/01/24                71,281
    45         Time Warner Inc.                                                 7.70          05/01/32                55,629
                                                                                                              ---------------
                                                                                                                     328,432
                                                                                                              ---------------
               Motor Vehicles (0.3%)
    45         DaimlerChrysler North American Holdings Co.                      7.30          01/15/12                48,264
   105         DaimlerChrysler North American Holdings Co.                      8.50          01/18/31               120,250
   175         Ford Motor Co.                                                   7.45          07/16/31               144,170
   200         General Motors Corp.                                             8.10          06/15/24               148,522
   135         General Motors Corp.                                             8.375         07/15/33               102,986
                                                                                                              ---------------
                                                                                                                     564,192
                                                                                                              ---------------

               Multi-Line Insurance (0.4%)
   355         AIG Sun America Global Finance VI - 144A**                       6.30          05/10/11               384,649
   170         American General Finance Corp. (Series MTNH)                     4.625         09/01/10               170,034
    20         American General Finance Corp. (Series MTNH)                     4.625         05/15/09                20,079
    40         AXA Financial Inc.                                               6.50          04/01/08                42,412
    50         Hartford Financial Services Group, Inc. (The)                    2.375         06/01/06                49,017
    55         International Lease Finance Corp.                                3.75          08/01/07                54,435
                                                                                                              ---------------
                                                                                                                     720,626
                                                                                                              ---------------
               Oil & Gas Production (0.4%)
   125         Pemex Project Funding Master Trust                               7.375         12/15/14               136,125
   160         Pemex Project Funding Master Trust                               8.00          11/15/11               178,480
   375         Pemex Project Funding Master Trust                               8.625         02/01/22               435,000
                                                                                                              ---------------
                                                                                                                     749,605
                                                                                                              ---------------
               Property - Casualty Insurers (0.1%)
   200         Mantis Reef Ltd. - 144A** (Australia)                            4.692         11/14/08               199,682
                                                                                                              ---------------

               Pulp & Paper (0.1%)
    95         Sappi Papier Holding AG - 144A** (Austria)                       6.75          06/15/12               103,374
                                                                                                              ---------------

               Railroads (0.2%)
    85         Burlington North Santa Fe Railway Co.                            4.575         01/15/21                84,133
    60         CSX Corp.                                                        2.75          02/15/06                59,439
    35         CSX Corp.                                                        9.00          08/15/06                37,058
    60         Norfolk Southern Corp.                                           7.35          05/15/07                63,656
    45         Union Pacific Corp.                                              6.625         02/01/08                47,574
    55         Union Pacific Corp.                                              6.65          01/15/11                60,324
    40         Union Pacific Corp. (Series MTNE)                                6.79          11/09/07                42,523
                                                                                                              ---------------
                                                                                                                     394,707
                                                                                                              ---------------
               Real Estate Development (0.2%)
   350         World Financial Properties - 144A**                              6.91          09/01/13               377,954
                                                                                                              ---------------

               Real Estate Investment Trusts (0.0%)
    10         EOP Operating L.P.                                               4.75          03/15/14                 9,619
                                                                                                              ---------------

               Regional Banks (0.1%)
   240         Marshall & Ilsely Bank (Series BKNT)                             3.80          02/08/08               237,689
                                                                                                              ---------------

               Savings Banks (0.3%)
    85         Household Finance Corp.                                          4.125         12/15/08                84,090
   105         Household Finance Corp.                                          5.875         02/01/09               110,096
    45         Household Finance Corp.                                          6.375         10/15/11                49,068
   115         Household Finance Corp.                                          6.40          06/17/08               121,821
   100         Sovereign Bank (Series CD)                                       4.00          02/01/08                98,863
    95         Washington Mutual Bank                                           5.50          01/15/13                98,421
   100         Washington Mutual Inc.                                           8.25          04/01/10               114,674
                                                                                                              ---------------
                                                                                                                     677,033
                                                                                                              ---------------
               Tobacco (0.1%)
   120         Altria Group, Inc.                                               7.00          11/04/13               132,732
    70         Altria Group, Inc.                                               7.75          01/15/27                82,404
                                                                                                              ---------------
                                                                                                                     215,136
                                                                                                              ---------------
               Trucks/Construction/Farm Machinery (0.1%)
   185         Caterpillar Financial Services Corp. (Series MTNF)               2.92 ++       08/20/07               185,318
    40         Caterpillar Financial Services Corp. (Series MTNF)               3.625         11/15/07                39,552
                                                                                                              ---------------
                                                                                                                     224,870
                                                                                                              ---------------
               Wireless Telecommunications (0.0%)
    70         AT&T Wireless Services, Inc.                                     8.75          03/01/31                95,754
                                                                                                              ---------------

               TOTAL CORPORATE BONDS
                 (Cost $15,120,203)                                                                               15,553,451
                                                                                                              ---------------

               FOREIGN GOVERNMENT OBLIGATIONS (0.1%)
    60         United Mexican States (Mexico)                                   8.375         01/14/11                68,820
   160         United Mexican States (Mexico) (Series MTN)                      8.30          08/15/31               187,800
    20         United Mexican States (Mexico) (Series MTNA)                     8.00          09/24/22                23,250
                                                                                                              ---------------

               TOTAL FOREIGN GOVERNMENT OBLIGATIONS
                 (Cost $275,365)                                                                                     279,870
                                                                                                              ---------------
                                                                                                              ---------------

               U.S. GOVERNMENT & AGENCIES OBLIGATIONS (17.7%)
   540         Federal Home Loan Mortgage Corp.                                 5.125         11/07/13               541,797
  1,520        Federal National Mortgage Assoc. +                               4.25          05/15/09             1,525,762
               U.S. Treasury Bonds
  3,375        .................................................................0.00          02/15/25             1,330,573
  1,300        .................................................................5.50          08/15/28             1,464,228
   225         .................................................................6.375         08/15/27               279,756
  4,200        .................................................................7.625         02/15/25             5,837,836
  3,705        .................................................................8.125         08/15/19-
                                                                                              08/15/21             5,189,680
               U.S. Treasury Notes
   700         .................................................................1.875         01/31/06               693,001
  4,725        .................................................................3.875         02/15/13             4,663,358
  11,975       .................................................................4.25          08/15/13            12,075,111
   400         .................................................................4.375         08/15/12               409,313
   400         .................................................................5.625         02/15/06               407,391
               U.S. Treasury Strips
  1,280        .................................................................0.00          02/15/25-
                                                                                              02/15/27               474,379
                                                                                                              ---------------

               TOTAL U.S. GOVERNMENT & AGENCIES OBLIGATIONS
                 (Cost $33,752,292)                                                                               34,892,185
                                                                                                              ---------------

               MORTGAGE-BACKED SECURITIES (1.5%)
   103         Federal Home Loan Mortgage Corp. PC Gold                         7.50          08/01/11               108,057

               Federal National Mortgage Assoc.
   316         .................................................................6.50          09/01/31               329,043
   598         .................................................................7.00          03/01/12-
                                                                                              05/01/32               632,071
   959         .................................................................7.50          08/01/25-
                                                                                              07/01/32             1,028,714
   441         .................................................................8.00          05/01/24-
                                                                                              02/01/32               481,167
    17         .................................................................9.50          12/01/20                18,881
               Governmental National Mortgage Assoc.
   149         .................................................................7.50          09/15/25-
                                                                                              06/15/27               160,322
   129         .................................................................8.00          04/15/26-
                                                                                              08/15/26               140,099
                                                                                                              ---------------
               TOTAL MORTGAGE-BACKED SECURITIES
                 (Cost $2,803,749)                                                                                 2,898,354
                                                                                                              ---------------

               ASSET-BACKED SECURITIES (2.8%)
               Finance/Rental/Leasing
   300         American Express Credit Account Master Trust 2002-3 A            3.064++       12/15/09               300,785
   600         American Express Credit Account Master Trust 2003-3 A            3.064++       11/15/10               601,719
   107         Asset Backed Funding Certificates 2004-HE1 A1                    3.15 ++       06/25/22               107,507
   175         Capital Auto Receivables Asset Trust 2004-2 A                    3.35          02/15/08               173,326
   300         Caterpillar Financial Asset Trust 2005-A A3                      3.90          02/25/09               299,704
   335         Chase Credit Card Master Trust 2001-4 A                          5.50          11/17/08               342,089
   150         CIT Equipment Collateral 2004-EF1 A3                             3.50          09/20/08               148,143
   350         Citibank Credit Card Issuance Trust 2000-A1 A1                   6.90          10/15/07               355,577
   225         CNH Equipment Trust 2005-A A3                                    4.02          04/15/09               224,965
   225         Ford Credit Auto Owner Trust 2005B A3                            4.17          01/15/09               225,504
   250         GE Dealer Floorplan Master Note Trust 2004-1 A                   3.04 ++       07/20/08               250,133
   400         Harley-Davidson Motorcycle Trust 2005-1 A2                       3.76          12/17/12               396,724
   200         Honda Auto Receivables Owner Trust 2005-2 A3                     3.93          01/15/09               199,644
   150         MBNA Master Credit Card Trust 1999 B A (WI)                      5.90          08/15/11               159,154
    75         TXU Electric Delivery Trans 2004-1 A2                            4.81          11/17/14                76,055
   450         USAA Auto Owner Trust 2004-2 A-4                                 3.58          02/15/11               445,474
   400         USAA Auto Owner Trust 2004-3 A3                                  3.16          02/17/09               395,669
   275         USAA Auto Owner Trust 2005-1 A3                                  3.90          07/15/09               274,643
   250         Volkswagen Auto Lease Trust 2005-A A3                            3.82          05/20/08               249,637
   150         Wachovia Auto Owner Trust 2004-B A3                              2.91          04/20/09               148,025
   150         World Omni Auto Receivables Trust 2004A A3                       3.29          11/12/08               148,769
                                                                                                              ---------------

               TOTAL ASSET-BACKED SECURITIES
                 (Cost $5,526,200)                                                                                 5,523,246
                                                                                                              ---------------

               SHORT-TERM INVESTMENTS (4.7%)
               U.S. GOVERNMENT OBLIGATION (a) (0.1%)
   250         U.S. Treasury Bill*** (Cost $248,532)                             2.819        07/14/05               248,571
                                                                                                              ---------------

               REPURCHASE AGREEMENT (4.6%)
  9,144        Joint repurchase agreement account (dated 04/29/05;
                    proceeds $9,146,244) (b) (Cost $9,144,000)                   2.945        05/02/05             9,144,000
                                                                                                              ---------------

               TOTAL SHORT-TERM INVESTMENTS
                 (Cost $9,392,532)                                                                                 9,392,571
                                                                                                              ---------------

               TOTAL INVESTMENTS (Cost $173,909,767) (c) (d)                                   100.5%            198,380,906

               LIABILITIES IN EXCESS OF OTHER ASSETS                                            (0.5)               (894,721)
                                                                                            --------------    ---------------

               NET ASSETS                                                                      100.0%           $197,486,185
                                                                                            ==============    ===============



-----------------------
ADR   American Depositary Receipt.
WI    Security purchased on a when issued basis.
PC    Participation Certificate.
 *    Non-income producing security.
**    Resale is restricted to qualified institutional investors.
***   A portion of this security has been segregated in connection with open futures contracts in the amount of $163,300.
 +    Security purchased on a forward commitment basis.
++    Floating rate security, rate shown is the rate in effect at April 30,
      2005.
(a)   Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)   Collateralized by federal agency and U.S. Treasury obligations.
(c)   Securities have been designated as collateral in an amount equal to
      $24,954,492, in connection with securities purchased on a forward commitment basis and open futures contracts.
(d)   The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $27,063,363, and the aggregate gross unrealized depreciation is $2,815,591, resulting in net unrealized appreciation of
      $24,247,772.

FUTURES CONTRACTS OPEN AT APRIL 30, 2005:



                                                                                                UNREALIZED
NUMBER OF                        DESCRIPTION, DELIVERY             UNDERLYING FACE             APPRECIATION
CONTRACTS  LONG/SHORT                MONTH AND YEAR                AMOUNT AT VALUE            (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------

   91        Short                U.S. Treasury Bonds
                                  20 Year, June 2005                 ($10,450,781)                      ($238,863)
   68        Short                U.S. Treasury Notes
                                  5 Year, June 2005                    (7,374,813)                        (85,703)
   27        Short                U.S. Treasury Notes
                                  2 Year, June 2005                    (5,607,984)                          6,142
                                                                                              --------------------

                      Net unrealized depreciation.................                                      ($318,424)
                                                                                              ====================


ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Balanced Growth Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 16, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 16, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 16, 2005

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Balanced Growth
     Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Omitted;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: June 16, 2005

                                                /s/ Ronald E. Robison
                                                Ronald E. Robison
                                                Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Balanced Growth
     Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Omitted;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: June 16, 2005

                                                  /s/ Francis Smith
                                                  Francis Smith
                                                  Principal Financial Officer

                                       5